INVESTMENTS (Details 13) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2009	Dec. 31, 2011	Dec. 31, 2010
Fixed maturity securities
Other Than Temporary Impairment Credit Losses Recognized in Earnings
Balance at the beginning of the period		$ 6,786	$ 7,803
Increases due to:
Credit impairments on new securities subject to impairment losses	550	235	627
Additional credit impairments on previously impaired securities	1,523	735	1,294
Reduction due to:
Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	(967)	(529)	(1,039)
Credit impaired securities for which there is a current intent or anticipated requirement to sell			(503)
Accretion on securities previously impaired due to credit	(221)	(544)	(332)
Hybrid securities with embedded credit derivatives reclassified to Bond trading securities		(179)	(748)
Other	(264)		(316)
Balance at the end of the period		6,504	6,786
Fixed maturity securities | New accounting standard for other-than-temporary impairments
Increases due to:
Credit losses impacted by change in accounting	$ 7,182
Equity securities
Reduction due to:
Percent discount to cost for purposes of evaluating other-than-temporary impairment		25.00%
Criteria for considering impairment, period of time traded at discount (in months)		9